Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
February 27, 2018

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex Variable Trust (File Nos. 333-57017 and 811-08821)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:
On behalf of our client, Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 67”). The purpose of PEA No. 67 is to reflect revised principal investment strategies and other corresponding changes for the Long Short Equity Fund and Multi-Hedge Strategies Fund, separate series of the Trust.
Please do not hesitate to contact me at 202.373.6101 with any questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004     T +1.202.739.3000
United States          F +1.202.739.3001